[Genworth Life Insurance Company of New York Letterhead]

September 21, 2012

VIA EDGAR

The United States Securities
 and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE: Genworth Life of New York VA Separate Account 1
    Genworth Life Insurance Company of New York
    File Nos. 333-97085; 811-08475

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of Genworth Life of New York VA Separate Account 1 (the "Separate Account") and Genworth Life Insurance Company of New York (the "Company"), we certify that the form of the prospectus and the form of the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from the form of the prospectus and the form of the Statement of Additional Information contained in Post-Effective Amendment No. 32 to the Registration Statement for the Company and the Separate Account, which was filed electronically and became effective on September 19, 2012.

Please contact the undersigned at 804.289.3545 with any questions regarding this filing.

Sincerely,

/s/ Michael D. Pappas

Michael D. Pappas
Associate General Counsel